Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX SELECT RECEIVABLES TRUST
SERIES 2025-A

Collection Period	08/01/25-08/31/25
Determination Date	9/9/2025
Distribution Date	9/15/2025

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-283219-02.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$714,524,998.89
2.	Collections allocable to Principal		$19,587,055.53
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$4,096,427.80
5.	Pool Balance on the close of the last day of the related Collection Period		$690,841,515.56
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		36,985
7.	Initial Pool Balance		$826,876,936.50
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$2,587,200.73	$0.00
	b. Class A-2a Note Balance	$184,860,000.00	$169,333,705.09
	c. Class A-2b Floating Rate Note Balance	$100,000,000.00	$91,601,052.20
	d. Class A-3 Note Balance	$164,220,000.00	$164,220,000.00
	e. Class B Note Balance	$57,880,000.00	$57,880,000.00
	f. Class C Note Balance	$62,020,000.00	$62,020,000.00
	g. Class D Note Balance	$70,280,000.00	$70,280,000.00
	h. Class E Note Balance	$22,740,000.00	$22,740,000.00
	i. Note Balance (sum a - h)	$664,587,200.73	$638,074,757.29
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0187478	0.0000000
	b. Class A-2a Note Pool Factor	1.0000000	0.9160105
	c. Class A-2b Floating Rate Note Pool Factor	1.0000000	0.9160105
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Class E Note Pool Factor	1.0000000	1.0000000
	j. Note Pool Factor	0.8307340	0.7975934
10.	Overcollateralization Target Amount		$65,629,943.98
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$52,766,758.27
12.	Weighted Average Coupon		16.05%
13.	Weighted Average Original Term	months	69.01
14.	Weighted Average Remaining Term	months	55.23
15.	30 day Average SOFR for the accrual period ending 4/14/2025		4.34270%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 4/14/2025		5.02270%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$9,676,999.78
	b. Liquidation Proceeds allocable to Finance Charge		$1,364.62
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$9,678,364.40
18.	Principal:
	a. Collections allocable to Principal		$19,587,055.53
	b. Liquidation Proceeds allocable to Principal		$1,158,753.31
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$20,745,808.84
19.	Total Finance Charge and Principal Collections (17d + 18d)		$30,424,173.24
20.	Interest Income from Collection Account		$94,417.96
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$30,518,591.20

Available Funds
23.	Available Collections	$30,518,591.20
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$30,518,591.20
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$1,339,734.37
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$1,339,734.37
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$10,161.30
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$10,161.30
	e. Class A-2a Monthly Interest	$733,278.00
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$733,278.00
	i. Class A-2b Monthly Interest	$432,510.28
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$432,510.28
	m. Class A-3 Monthly Interest	$652,774.50
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$652,774.50
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$241,649.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$241,649.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$282,191.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$282,191.00
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$343,200.67
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$343,200.67

36.	Quaternary Principal Distributable Amount	$0.00
37.	Class E Noteholder Interest Amount
	a. Class E Monthly Interest	$0.00

	b. Additional Note Interest related to Class E Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class E Monthly Interest	$0.00
	d. Total Class E Note Interest (sum a - c)	$0.00
38.	Quinary Principal Distributable Amount	$0.00
39.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$4,035,499.12
40.	Reserve Account Deficiency	$0.00
41.	Regular Principal Distributable Amount	$39,375,629.15
42.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
43.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
44.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
45.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$9,678,364.40
	b. Total Daily Deposits of Principal Collections	$20,745,808.84
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$94,417.96
	e. Total Deposits to Collection Account (sum a - d)	$30,518,591.20
46.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$1,339,734.37
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$29,178,856.83
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$0.00
	f. Total Withdrawals from Collection Account (sum a - e)	$30,518,591.20
Note Payment Account Activity
47.	Deposits
	a. Class A-1 Interest Distribution	$10,161.30
	b. Class A-2a Interest Distribution	$733,278.00
	c. Class A-2b Interest Distribution	$432,510.28
	d. Class A-3 Interest Distribution	$652,774.50
	e. Class B Interest Distribution	$241,649.00
	f. Class C Interest Distribution	$282,191.00
	g. Class D Interest Distribution	$343,200.67
	h. Class E Interest Distribution	$0.00
	i. Class A-1 Principal Distribution	$2,587,200.73
	j. Class A-2a Principal Distribution	$15,526,294.91
	k. Class A-2b Principal Distribution	$8,398,947.80
	l. Class A-3 Principal Distribution	$0.00
	m. Class B Principal Distribution	$0.00
	n. Class C Principal Distribution	$0.00
	o. Class D Principal Distribution	$0.00
	p. Class E Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$29,208,208.19
48.	Withdrawals
	a. Class A-1 Distribution	$2,597,362.03
	b. Class A-2a Distribution	$16,259,572.91
	c. Class A-2b Distribution	$8,831,458.08
	d. Class A-3 Distribution	$652,774.50
	e. Class B Distribution	$241,649.00
	f. Class C Distribution	$282,191.00
	g. Class D Distribution	$343,200.67

h. Class E Distribution	$0.00
i. Total Withdrawals from Note Payment Account (sum a - h)	$29,208,208.19

Certificate Payment Account Activity
49.	Deposits to Certificate Payment Account from Excess Collections	$0.00
50.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$0.00
Required Reserve Account Amount		0.15%
51.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$8,268,769.37
Reserve Account Reconciliation
52.	Beginning Balance (as of end of preceding Distribution Date)	$8,268,769.37
53.	Investment Earnings	$29,351.36
54.	Reserve Account Draw Amount	$0.00
55.	Reserve Account Amount (Ln 52 + Ln 53 - Ln 54)	$8,298,120.73
56.	Deposit from Available Funds (Ln 46d)	$0.00
57.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$29,351.36
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
58.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$0.00
59.	Ending Balance (Ln55 + Ln56 - Ln57 - Ln58)	$8,268,769.37
60.	Reserve Account Deficiency (Ln52 - Ln59)	$0.00
Instructions to the Trustee
61.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
62.	Amount to be paid to Servicer from the Collection Account	$1,339,734.37
63.	Amount to be deposited from the Collection Account into the Note Payment Account	$29,178,856.83
64.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$0.00
65.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
66.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$29,351.36
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$0.00
67.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$2,597,362.03
68.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$16,259,572.91
69.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$8,831,458.08
70.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$652,774.50
71.	Amount to be paid to Class B Noteholders from the Note Payment Account	$241,649.00
72.	Amount to be paid to Class C Noteholders from the Note Payment Account	$282,191.00
73.	Amount to be paid to Class D Noteholders from the Note Payment Account	$282,191.00
74.	Amount to be paid to Class E Noteholders from the Note Payment Account	$0.00
75.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$0.00

Delinquency Activity
		Number of Loans	Principal Balance
76.	Delinquency Analysis
	a. 31 to 60 days past due	2,021	$41,240,398.19
	b. 61 to 90 days past due	989	$20,292,312.09
	c. 91 to 120 days past due	234	$4,322,962.83
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	3,244	$65,855,673.11
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 76e / Ln 5)		9.5327%

77.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

78.	Defaulted Receivables (charge-offs)	209	$4,096,427.80
79.	Recoveries	162	$1,160,117.93
80.	Net Losses (Ln 78 - Ln 79)		$2,936,309.87
81.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 80 / Ln 1)		0.4109%

Cumulative Loss Activity
		Number of Loans	Principal Balance

82.	Defaulted Receivables (charge-offs)	619	$12,942,862.77
83.	Recoveries	337	$3,278,030.67
84.	Cumulative Net Losses (Ln 82 - Ln 83)		$9,664,832.10
85.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 84 / Ln 7)		1.1688%
86.	Average Net Loss on Defaulted Receivables		$15,613.62

Other Servicing Information

87.	Principal Balance of Receivables extended during the Collection Period		$21,464,291.90
88.	Pool Balance on the close of the last day of the preceding Collection Period		$714,524,998.89
89.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		3.00%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on September 09, 2025

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Greg Dostich

Name:	Greg Dostich

Title:	Vice President and Treasurer